Restricted Net Assets (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Appropriations	¥ 8,656	¥ 4,121	¥ 1,610
Accumulated reserves	15,025	¥ 6,369	¥ 2,248
Net assets not available for dividends	¥ 536,155